Vessels, net (Table)	6 Months Ended
Jun. 30, 2014
VESSELS, NET [Abstract]
Vessels, net
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$ 853,410	$ (132,019)	$721,391
Additions	341,193	(36,431	)304,762
Balance December 31, 2013	$1,194,603	$ (168,450)	$1,026,153
Additions	44,654	(24,648	)20,006
Balance June 30, 2014	$1,239,257	$(193,098)	$1,046,159